Unaudited Condensed Consolidated Interim Statements of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flow from operating activities:
Net income (loss) for the period	$ 12,553	$ (73,262)
Adjustments:
Depreciation and amortization	2,963	2,856
Financing (income) expenses, net	(17,622)	12,555
Revaluation of financial liabilities accounted at fair value	485	(2,917)
Revaluation of financial assets accounted at fair value	(57,201)	(613)
Loss (gain) from disposal of property plant and equipment and right-of-use assets	345	(6)
Increase in deferred tax	(95)	(1,332)
Share-based payments	11,542	19,337
Other	68	113
Profit loss	(59,515)	29,993
Changes in assets and liabilities:
Increase in inventory	(1,212)	(1,878)
(Increase) decrease in other receivables	669	(297)
Increase in trade receivables	(6,039)	(1,959)
Increase (decrease) in other payables	(1,345)	1,397
Increase (decrease) in employee benefits	(399)	1,736
Increase (decrease) in trade payables	(828)	839
Changes in assets and liabilities	(9,154)	(162)
Net cash used in operating activities	(56,116)	(43,431)
Cash flow from investing activities:
Change in bank deposits	(151,391)	(46,491)
Interest received	17,998	2,491
Change in restricted bank deposits	(34)	(75)
Acquisition of property plant and equipment	(7,121)	(4,539)
Acquisition of subsidiaries, net of cash acquired		(18,159)
Payment of a liability to pay a contingent consideration of business combination	(9,255)	(9,999)
Acquisition of financial assets in fair value through profit and loss		(17,803)
Net cash from (used in) investing activities	(149,803)	(94,575)
Cash flow from financing activities:
Lease payments	(2,471)	(1,881)
Repayment of long-term bank debt	(96)	(218)
Proceeds from non-controlling interests	550
Amounts recognized in respect of government grants liability	(172)	(93)
Payments of share price protection recognized in business combination	(1,780)	(744)
Repurchase of treasury shares	(19,741)
Net cash used in financing activities	(23,710)	(2,936)
Increase (decrease) in cash and cash equivalents	(229,629)	(140,942)
Cash and cash equivalents at beginning of the period	685,362	853,626
Effect of exchange rate fluctuations on cash	(1,178)	(6,464)
Cash and cash equivalents at end of the period	454,555	706,220
Non-cash transactions:
Property plant and equipment acquired on credit	328	35
Repurchase of treasury shares on credit	3,518
Recognition of a right-of-use asset	199	11,250
Acquisition of financial assets in fair value through profit and loss		$ 2,158